Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
A continuity of goodwill is as follows:

	December 31, 2015	December 31, 2014
Balance, beginning of period:	$23,352	$41,500
Acquisition of Prins (note 4(a))	—	3,221
Measurement period adjustments (note 4(a))	149	—
Impairment losses	(18,707)	(18,543)
Impact of foreign exchange changes	(1,786)	(2,826)
Balance, end of period	$3,008	$23,352